Related party transactions - Summary of executive director remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salary	£ 2,245	£ 2,190	£ 2,137
Benefits	109	97	97
Annual incentive	3,576	3,808	3,251
Share based remuneration	14,322	14,354	6,857
Pension	247	241	268
Total Executive Directors	£ 20,499	£ 20,690	£ 12,610